Segmented Information	6 Months Ended
Jun. 30, 2022
Segmented Information Disclosure Abstract
SEGMENTED INFORMATION
24.	SEGMENTED INFORMATION

The Company is domiciled in Canada and it operates and produces its income primarily in Israel, Europe and North America. The Company operates as a single segment being the sale of cellular-based communications products.

The Company’s entity-wide disclosures include disaggregated information about product sales and geographical areas.

Geographical area information is shown below:

External Revenues (in thousands)	30-Jun-22	30-Jun-21

EMEA	$456	$2,573
USA	722	777
Canada	625	$980
Australia	-	59
Total	$1,803	$4,389

Non-current asset geographic area information is shown below:

Non-current assets (in thousands)	30-Jun-22	31-Dec-21
EMEA	149	168
Long term receivable total	$149	$168

Right of use assets (in thousands)
Canada	$233	$188
EMEA	682	890
Total right of use assets	$915	$1,078

Equipment (in thousands)
Canada	22	34
EMEA	213	234
Total equipment	$235	$268

Intangible assets (in thousands)
Canada	69	94
EMEA	5,395	4,257
Total intangible assets	$5,464	$4,351

Product information is shown below:

Revenues by product (in thousands)	30-Jun-22	30-Jun-21
Cellular boosters and related accessories	1,213	2,867
Rugged devices and related accessories	590	1,522
Total revenues	$1,803	$4,389